Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2014
Valuation and Qualifying Accounts [Abstract]
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]

		Additions
DESCRIPTION	Balance at Beginning of Year	Charged to Costs and Expenses	Charged to Other Accounts	Deductions / (Recoveries) [1]	Balance at End of Year

Allowance for Doubtful Accounts:

Year ended December 31,
2014	$168	$56	$—	$56	$168
2013	$166	$18	$—	$16	$168

[1] Accounts receivable written-off as uncollectible, net of recoveries.